Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 468,520,411	$ 444,920,095
Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	86,404,304	83,965,416
Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total	56,331,013	56,907,555
Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Total	22,234,189	28,086,686
Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	303,550,905	275,960,438
Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total	367,920,287	349,374,467
Pass [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	76,674,539	75,558,544
Pass [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total	44,294,400	46,948,251
Pass [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Total	16,140,592	22,670,318
Pass [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	230,810,756	204,197,354
Caution [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total	75,741,228	60,631,520
Caution [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	4,612,182	3,369,776
Caution [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total	9,617,301	6,899,912
Caution [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Total	5,486,393	4,708,036
Caution [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	56,025,352	45,653,796
Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total	16,366,527	20,358,354
Special Mention [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	1,155,802	958,354
Special Mention [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total	624,248	567,682
Special Mention [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Total	301,462	339,533
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	14,285,015	18,492,785
Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total	8,492,369	14,555,754
Substandard [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	3,961,781	4,078,742
Substandard [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total	1,795,064	2,491,710
Substandard [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Total	305,742	368,799
Substandard [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 2,429,782	$ 7,616,503